Derivative Instruments - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Details) - Interest Rate Derivatives [Member] $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Derivatives, Gain (Loss) in OCI	$ 21,297
Interest Rate Derivatives, Gain (Loss) Reclassified from AOCI into Interest Expense (Effective Portion)	0
Interest Rate Derivatives, Losses Reclassified into Earnings as a Result of Discontinuance of Cash Flow Hedge Accounting	5,807
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Derivatives, Gain (Loss) in OCI	(30)
Interest Rate Derivatives, Gain (Loss) Reclassified from AOCI into Interest Expense (Effective Portion)	0
Interest Rate Derivatives, Losses Reclassified into Earnings as a Result of Discontinuance of Cash Flow Hedge Accounting	$ 166